SEGMENT REPORTING (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Impairment on direct and indirect investments	$ 2,701,000	$ 1,117,000	$ 1,338,000
Digital currency impairment charge	11,500,000
Unrealized losses on certain investments that have not been recorded as impairment for DE purposes	7,600,000
Unrealized gains on investments	553,500,000
Amount of net reversal of clawback reserve for DE purpose	(11,375,000)
Gross undistributed incentive income	935,400,000
Deferred Incentive Income Undistributed Net of Intrinsic Clawback	868,549,000	696,333,000	527,432,000
Permanent Capital Vehicle [Member]
Segment Reporting Information [Line Items]
Gross additional distributable earnings on exercise of in money options	64,000,000
Net additional distributable earnings on exercise of in money options	55,900,000
Fund II [Member]
Segment Reporting Information [Line Items]
Amount of net reversal of clawback reserve for DE purpose	$ (1,334,000)	$ (4,700,000)	$ (5,400,000)